Income tax benefits (Tables)	12 Months Ended
Dec. 31, 2022
Income tax benefits
Schedule of income tax benefit

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Current income tax	(16,856)	(16,780)	(25,259)
Deferred income tax	153,987	128,875	87,406
Income tax benefit	137,131	112,095	62,147

Schedule of tax on the Group's loss before income tax differs from the theoretical amount statutory tax rate applicable to loss of the consolidated entities

	For the year ended
	December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Loss before income tax	1,551,254	1,442,608	990,173
Tax calculated at PRC statutory income tax rate of 25%	387,814	360,652	247,543
Differential of income tax rates applicable to subsidiaries	(145,000)	(161,199)	(119,211)
Expense not deductible for tax purposes	(35,455)	(10,169)	(5,659)
Incomes not subject to tax	6,899	1,732	542
Tax losses and temporary differences for which no deferred income tax asset was recognized	(81,698)	(87,237)	(73,690)
Derecognization of deferred tax assets on tax losses	(3,137)	(23)	—
Additional deductible allowance for research and development expenses	6,873	8,255	10,164
Utilization of previously unrecognized tax losses	835	84	2,458
Income tax benefit	137,131	112,095	62,147

Schedule of unused tax losses

	At December 31,
	2021	2022
	RMB’000	RMB’000
Unused tax losses for which no deferred tax asset has been recognized	1,982,709	2,525,806

Schedule of unused tax losses by expiration date

	At December 31,
	2021	2022
	RMB’000	RMB’000

Year 2022	277,048	277,048
Year 2023	118,502	118,796
Year 2024	419,866	419,866
Year 2025	82,441	83,576
Year 2026	104,316	208,346
Year 2027	—	67,745
Year 2028	1,826	1,826
Year 2029	7,149	7,149
Year 2030	8,051	8,049
Year 2031	60,059	56,195
Year 2032	—	122,036